Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

AMNL Funding Company, LLC

5001 Plaza on the Lake, Suite 200

Austin, Texas 78746

Ladies and Gentlemen:

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by AMNL Funding Company, LLC (the “Company” as the engaging party) and Goldman Sachs & Co. LLC, who are collectively referred to herein as the “Specified Parties”, solely to assist you in performing certain procedures relating to the accuracy of certain attributes of the collateral assets (the “Properties”) included on the Final Data Tape (as defined below) with respect to the AMSR 2022-SFR2 securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the attributes of the collateral assets included on the Final Data Tape.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, for Procedure 1, the Specified Parties agreed on a sample size of 412 Properties, which the Specified Parties instructed us to select randomly from the pool of 1,559 assets on the Initial Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

In connection with the Transaction, for Procedure 2, the Specified Parties agreed on a sample size of 427 Properties, which the Specified Parties instructed us to select randomly from the pool of 1,638 assets on the Second Initial Data Tape identified by the Company as being the Properties that will collateralize the Transaction.

In connection with the Transaction, for Procedure 5, the Specified Parties have requested that the procedures be performed on the entire pool of assets on the Final Data Tape as identified by the Company as being the Properties that will collateralize the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for purposes of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;

PricewaterhouseCoopers LLP, 655 New York Ave, NW, Suite 1100, Washington DC, 20001

T: (202) 414 1000, F: (202) 414 1301, www.pwc.com/us

•	The conformity of the assets to stated underwriting, standards, criteria or other requirements;

•	The value of such assets; and

•	The compliance of the originator or purchaser of the assets with federal, state, and local laws and regulations.

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

(i)	The interpretation of Transaction documents (including, but not limited to, the loan agreement or other offering documents) included in connection with our procedures;
(ii)	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934;
(iii)	The reasonableness of any of the assumptions provided by the Responsible Party; and
(iv)	The adequacy of the sample size, as provided by the Specified Parties, nor do we draw any conclusions about the Initial Data Tape or the Final Data Tape based on the sample size and results of the procedures performed.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For purposes of performing these agreed-upon procedures, no exceptions were reported for differences within the tolerances stated in Exhibit 1 of this AUP Report.

We make no representations regarding the methodologies or assumptions provided to us by the Company.

Except as described in this report, we performed no procedures to determine the accuracy or completeness of the information contained in the Data Files.

Data, Information and Documents Provided

The following definitions, unless otherwise indicated, have been adopted in presenting our procedures and findings:

•	The phrase “compared” refers to the comparison of one or more data attributes to underlying documentation.

•	The phrase “recalculated” refers to a recalculation of one of more data attributes using a prescribed methodology.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit 1 and Exhibit 2.

•	The phrase “Initial Property Cut-Off Date” refers to February 23, 2022.

•	The phrase “Updated Property Cut-Off Date” refers to May 31, 2022.

•	The phrase “Data Room” refers to Firmex, used to store the Source Documents used for the purposes of our procedures.

•	The phrase “Initial Lease Review Date” refers to information provided by the Company from February 15, 2022 to March 3, 2022.

•	The phrase “Updated Lease Review Date” refers to information provided by the Company from June 15, 2022 to June 22, 2022.

•	The phrase “Sample Attributes” refers to the data attributes listed in the table below:

Sample Attributes
Lease Start Date	Acquisition Type
Date of Lease Expiration	MSR Onboarding Date
Contractual Rent/Month (Rented)

•	The phrase “Specified Attributes” refers to the Sample Attributes and the data fields listed in Exhibit 2.

The “Data Files” refer to the following files provided to us by the Company:

•	An electronic data file labeled “AMSR 2022-2 - Tape as of 2.23.2022 v1.xlsx” received on March 1, 2022 containing the Sample Attributes as of the Initial Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Initial Data Tape”);

•	An electronic data file labeled “AMSR 2022-2 (NYL) - Tape as of 5.31.2022.xlsx” received on June 22, 2022 containing the Sample Attributes as of the Updated Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Second Initial Data Tape”);

•	An electronic data file labeled “AMSR 2022-2 (NYL) - Tape as of 5.31.2022 v5.xlsx” received on June 30, 2022 containing the Sample Attributes as of the Updated Property Cut-Off Date for the pool of assets identified by the Company as being the Properties that will collateralize the Transaction (the “Final Data Tape”);

•	An electronic data file labeled “AMSR 2022-2 - Acquisition Type Support.xlsx” containing the list of properties where the seller was a construction company or home builder (the “New Build File”);

•	Certain resident ledgers containing the transaction history of each Property for the Month to Month Sample Properties from the Company’s property management system for the month of May 2022 that were made available in the Data Room (the “MTM Support File”);

•	Certain lease and purchase documentation relating to the Sample Properties and the Final Sample Properties that were made available in the Data Room or via email, as applicable (the “Source Documents”); and

•	Certain electronic data files provided for the purposes of performing the electronic comparison and recalculation procedures enumerated in Exhibit 2 (the “Supplemental Data Files”), listed and defined as follows:

o	An electronic data file labeled “Completed Report_06.24.22.xlsx” (the “BPO Results File”);
o	A worksheet labeled “Support Files” embedded in an electronic data file labeled “AMSR 2022-2 (NYL) - Support File v6.xlsx” (the “Support File”);
o	A worksheet labeled “Property Type” embedded in an electronic data file labeled “AMSR 2022-2 (NYL) - Support File v6.xlsx” (the “Property Type File”);
o	A worksheet labeled “Taxes, Insurance and HOA” embedded in an electronic data file labeled “AMSR 2022-2 (NYL) - Support File v6.xlsx” (the “Taxes, Insurance and HOA File”);
o	A worksheet labeled “UW” embedded in an electronic data file labeled “AMSR 2022-2 (NYL) - Support File v6.xlsx” (the “Underwriting File”); and
o	An electronic data file labeled “DQ_AMSR 2022_2 5-31-2022 (EXT).xlsx” (the “DQ Support File”).

Procedures Performed

Procedure 1      Using the Initial Data Tape, the Specified Parties instructed us to select randomly 412 Properties (the “Initial Sample Properties”) from the 1,559 Properties on the Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Initial Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Initial Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Initial Data Tape for the Initial Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Initial Purchase and Lease Discrepancies”):

Table 1: Initial Purchase and Lease Discrepancies

#	Included on the Second Initial Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
312	Yes	MSR Onboarding Date	May 16, 2019	March 26, 2019
313	Yes	MSR Onboarding Date	September 30, 2019	May 21, 2019
395	Yes	MSR Onboarding Date	September 30, 2019	June 11, 2019
45	Yes	Contractual Rent/Month (Rented)	$1,615.00	$1,770.00
6	Yes	Acquisition Type	Bulk Sale	MLS
8	Yes	Acquisition Type	Bulk Sale	MLS
17	Yes	Acquisition Type	Bulk Sale	MLS
19	Yes	Acquisition Type	MLS	Bulk Sale
22	Yes	Acquisition Type	MLS	Bulk Sale
23	Yes	Acquisition Type	MLS	Bulk Sale
24	Yes	Acquisition Type	MLS	Bulk Sale
27	Yes	Acquisition Type	MLS	Bulk Sale
28	Yes	Acquisition Type	MLS	Bulk Sale
29	Yes	Acquisition Type	Auction	MLS
32	Yes	Acquisition Type	MLS	Bulk Sale
34	Yes	Acquisition Type	MLS	Bulk Sale
35	Yes	Acquisition Type	MLS	Bulk Sale
39	Yes	Acquisition Type	MLS	Bulk Sale
40	Yes	Acquisition Type	MLS	Bulk Sale
41	Yes	Acquisition Type	Bulk Sale	MLS
42	Yes	Acquisition Type	MLS	Bulk Sale
48	Yes	Acquisition Type	MLS	Bulk Sale
59	Yes	Acquisition Type	MLS	Bulk Sale
60	Yes	Acquisition Type	Bulk Sale	Auction
67	Yes	Acquisition Type	MLS	Bulk Sale
68	Yes	Acquisition Type	MLS	Bulk Sale
73	Yes	Acquisition Type	MLS	Bulk Sale
74	Yes	Acquisition Type	MLS	Bulk Sale
76	Yes	Acquisition Type	MLS	Bulk Sale
77	Yes	Acquisition Type	MLS	Bulk Sale
83	Yes	Acquisition Type	MLS	Bulk Sale
84	Yes	Acquisition Type	MLS	Bulk Sale
86	Yes	Acquisition Type	Bulk Sale	MLS
88	Yes	Acquisition Type	MLS	Bulk Sale
91	Yes	Acquisition Type	Bulk Sale	MLS
92	Yes	Acquisition Type	MLS	Bulk Sale
95	Yes	Acquisition Type	Bulk Sale	MLS
97	Yes	Acquisition Type	MLS	Bulk Sale
98	Yes	Acquisition Type	MLS	Bulk Sale
100	Yes	Acquisition Type	MLS	Bulk Sale
103	Yes	Acquisition Type	MLS	Bulk Sale
105	Yes	Acquisition Type	MLS	Bulk Sale
107	Yes	Acquisition Type	Auction	Bulk Sale
108	Yes	Acquisition Type	MLS	Bulk Sale
111	Yes	Acquisition Type	MLS	Auction
123	Yes	Acquisition Type	Bulk Sale	MLS
124	Yes	Acquisition Type	MLS	Bulk Sale
125	Yes	Acquisition Type	Bulk Sale	MLS
128	Yes	Acquisition Type	MLS	Bulk Sale
129	Yes	Acquisition Type	MLS	Bulk Sale
130	Yes	Acquisition Type	MLS	Bulk Sale
132	Yes	Acquisition Type	MLS	Bulk Sale
141	Yes	Acquisition Type	MLS	Auction
142	Yes	Acquisition Type	MLS	Bulk Sale
143	Yes	Acquisition Type	Bulk Sale	MLS
146	Yes	Acquisition Type	MLS	Bulk Sale
152	Yes	Acquisition Type	MLS	Bulk Sale
153	Yes	Acquisition Type	MLS	Bulk Sale
154	Yes	Acquisition Type	MLS	Bulk Sale
156	Yes	Acquisition Type	MLS	Auction
157	Yes	Acquisition Type	MLS	Bulk Sale
158	Yes	Acquisition Type	MLS	Bulk Sale
160	Yes	Acquisition Type	Bulk Sale	MLS
167	Yes	Acquisition Type	Bulk Sale	Auction
172	Yes	Acquisition Type	Bulk Sale	MLS

#	Included on the Second Initial Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
173	Yes	Acquisition Type	Auction	MLS
181	Yes	Acquisition Type	Bulk Sale	MLS
186	Yes	Acquisition Type	Bulk Sale	MLS
190	Yes	Acquisition Type	Bulk Sale	MLS
192	Yes	Acquisition Type	MLS	Auction
196	Yes	Acquisition Type	Bulk Sale	MLS
199	Yes	Acquisition Type	MLS	Auction
202	Yes	Acquisition Type	MLS	Bulk Sale
203	Yes	Acquisition Type	MLS	Auction
205	Yes	Acquisition Type	MLS	Bulk Sale
210	Yes	Acquisition Type	MLS	Bulk Sale
213	Yes	Acquisition Type	Bulk Sale	MLS
215	Yes	Acquisition Type	MLS	Bulk Sale
222	Yes	Acquisition Type	MLS	Bulk Sale
223	Yes	Acquisition Type	MLS	Bulk Sale
224	Yes	Acquisition Type	MLS	Bulk Sale
225	Yes	Acquisition Type	MLS	Bulk Sale
226	Yes	Acquisition Type	MLS	Bulk Sale
227	Yes	Acquisition Type	MLS	Bulk Sale
228	Yes	Acquisition Type	MLS	Bulk Sale
229	Yes	Acquisition Type	MLS	Bulk Sale
233	Yes	Acquisition Type	MLS	Bulk Sale
235	Yes	Acquisition Type	MLS	Bulk Sale
239	Yes	Acquisition Type	Auction	MLS
240	Yes	Acquisition Type	Bulk Sale	MLS
252	Yes	Acquisition Type	MLS	Bulk Sale
255	Yes	Acquisition Type	MLS	Bulk Sale
256	Yes	Acquisition Type	MLS	Bulk Sale
258	Yes	Acquisition Type	Bulk Sale	MLS
262	Yes	Acquisition Type	Bulk Sale	MLS
265	Yes	Acquisition Type	Bulk Sale	Auction
266	Yes	Acquisition Type	Bulk Sale	MLS
276	Yes	Acquisition Type	Bulk Sale	MLS
277	Yes	Acquisition Type	Bulk Sale	MLS
279	Yes	Acquisition Type	Bulk Sale	MLS
288	Yes	Acquisition Type	MLS	Auction
293	Yes	Acquisition Type	Auction	MLS
298	Yes	Acquisition Type	MLS	Auction
300	Yes	Acquisition Type	Auction	MLS
302	Yes	Acquisition Type	MLS	Bulk Sale
304	Yes	Acquisition Type	Bulk Sale	MLS
309	Yes	Acquisition Type	MLS	Bulk Sale
310	Yes	Acquisition Type	Auction	MLS
312	Yes	Acquisition Type	MLS	Auction
313	Yes	Acquisition Type	MLS	Auction
320	Yes	Acquisition Type	MLS	Bulk Sale
322	Yes	Acquisition Type	Bulk Sale	MLS
333	Yes	Acquisition Type	MLS	Bulk Sale
335	Yes	Acquisition Type	MLS	Bulk Sale
336	Yes	Acquisition Type	MLS	Bulk Sale
340	Yes	Acquisition Type	Bulk Sale	MLS
344	Yes	Acquisition Type	MLS	Auction
345	Yes	Acquisition Type	Bulk Sale	MLS
346	Yes	Acquisition Type	MLS	Bulk Sale
347	Yes	Acquisition Type	MLS	Auction
348	Yes	Acquisition Type	Bulk Sale	MLS
349	Yes	Acquisition Type	Bulk Sale	MLS
350	Yes	Acquisition Type	Bulk Sale	MLS
353	Yes	Acquisition Type	Bulk Sale	MLS
354	Yes	Acquisition Type	MLS	Auction
362	Yes	Acquisition Type	MLS	Bulk Sale
365	Yes	Acquisition Type	Auction	MLS
369	Yes	Acquisition Type	MLS	Bulk Sale
371	Yes	Acquisition Type	MLS	Bulk Sale
382	Yes	Acquisition Type	MLS	Auction
384	Yes	Acquisition Type	Bulk Sale	MLS
385	Yes	Acquisition Type	MLS	Bulk Sale
391	Yes	Acquisition Type	MLS	Bulk Sale

#	Included on the Second Initial Data Tape?	Sample Attribute	Initial Data Tape Value	Source Document Value
392	Yes	Acquisition Type	MLS	Auction
395	Yes	Acquisition Type	MLS	Auction
396	Yes	Acquisition Type	Bulk Sale	MLS
399	Yes	Acquisition Type	MLS	Bulk Sale
406	Yes	Acquisition Type	MLS	Bulk Sale
407	Yes	Acquisition Type	MLS	Bulk Sale
410	Yes	Acquisition Type	MLS	Bulk Sale
411	Yes	Acquisition Type	MLS	Bulk Sale
412	Yes	Acquisition Type	MLS	Bulk Sale

Procedure 2      Using the Second Initial Data Tape, the Specified Parties instructed us to select randomly 427 Properties (the “Updated Sample Properties”) from the 1,638 Properties on the Second Initial Data Tape. We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Second Initial Data Tape based on the sample size and results of the procedures performed.

For each of the Updated Sample Properties, using the information, instruction, and assumptions provided by the Company and listed in Exhibit 1, we compared the Sample Attributes, as shown on the Second Initial Data Tape, with the corresponding information in the applicable Source Documents provided by the Company as of the Updated Lease Review Date. For the purposes of our comparison procedures, we were instructed by the Company to use the logic enumerated in the applicable “Comparison Instructions” section of Exhibit 1. We make no representations regarding the methodologies or assumptions provided to us by the Company.

For each Sample Attribute, for the purposes of our comparison procedures, we were instructed by the Company to use the tolerances listed in Exhibit 1 as the maximum acceptable difference.

We compared the Sample Attributes on the Second Initial Data Tape for the Updated Sample Properties to the Source Documents and found them to be in agreement, with the exception of the following differences (the “Updated Purchase and Lease Discrepancies”):

Table 2: Updated Purchase and Lease Discrepancies

#	Included on the Final Data Tape?	Sample Attribute	Second Initial Data Tape Value	Source Document Value
16	Yes	Contractual Rent/Month (Rented)	$1,620.00	$1,700.00
19	Yes	Contractual Rent/Month (Rented)	$1,605.00	$1,660.00
311	Yes	Contractual Rent/Month (Rented)	$1,295.00	$1,345.00
372	Yes	Contractual Rent/Month (Rented)	$1,540.00	$1,795.00
376	Yes	Contractual Rent/Month (Rented)	$1,395.00	$1,530.00
1	Yes	Acquisition Type	Bulk Sale	Auction
7	Yes	Acquisition Type	Bulk Sale	MLS
16	Yes	Acquisition Type	MLS	Bulk Sale
19	Yes	Acquisition Type	Auction	MLS
21	Yes	Acquisition Type	MLS	Bulk Sale
22	Yes	Acquisition Type	MLS	Auction
26	Yes	Acquisition Type	MLS	Bulk Sale
35	Yes	Acquisition Type	MLS	Bulk Sale
36	Yes	Acquisition Type	Bulk Sale	MLS
38	Yes	Acquisition Type	MLS	Bulk Sale
41	Yes	Acquisition Type	MLS	Bulk Sale
44	Yes	Acquisition Type	MLS	Auction
46	Yes	Acquisition Type	MLS	Bulk Sale
47	Yes	Acquisition Type	MLS	Bulk Sale
50	Yes	Acquisition Type	MLS	Bulk Sale
51	Yes	Acquisition Type	MLS	Bulk Sale

#	Included on the Final Data Tape?	Sample Attribute	Second Initial Data Tape Value	Source Document Value
61	Yes	Acquisition Type	MLS	Bulk Sale
65	Yes	Acquisition Type	Bulk Sale	MLS
66	Yes	Acquisition Type	MLS	Bulk Sale
67	Yes	Acquisition Type	Bulk Sale	MLS
70	Yes	Acquisition Type	MLS	Bulk Sale
74	Yes	Acquisition Type	MLS	Bulk Sale
75	Yes	Acquisition Type	MLS	Bulk Sale
81	Yes	Acquisition Type	MLS	Bulk Sale
83	Yes	Acquisition Type	Bulk Sale	MLS
86	Yes	Acquisition Type	MLS	Bulk Sale
89	Yes	Acquisition Type	Bulk Sale	MLS
95	Yes	Acquisition Type	MLS	Bulk Sale
96	Yes	Acquisition Type	MLS	Bulk Sale
97	Yes	Acquisition Type	MLS	Bulk Sale
98	Yes	Acquisition Type	MLS	Bulk Sale
101	Yes	Acquisition Type	MLS	Bulk Sale
106	Yes	Acquisition Type	MLS	Bulk Sale
107	Yes	Acquisition Type	Bulk Sale	MLS
114	Yes	Acquisition Type	Bulk Sale	MLS
115	Yes	Acquisition Type	MLS	Bulk Sale
128	Yes	Acquisition Type	MLS	Bulk Sale
132	Yes	Acquisition Type	MLS	Auction
133	Yes	Acquisition Type	Bulk Sale	MLS
140	Yes	Acquisition Type	Bulk Sale	MLS
141	Yes	Acquisition Type	MLS	Bulk Sale
143	Yes	Acquisition Type	MLS	Bulk Sale
145	Yes	Acquisition Type	MLS	Bulk Sale
158	Yes	Acquisition Type	MLS	Bulk Sale
162	Yes	Acquisition Type	MLS	Bulk Sale
163	Yes	Acquisition Type	MLS	Bulk Sale
167	Yes	Acquisition Type	MLS	Bulk Sale
170	Yes	Acquisition Type	MLS	Bulk Sale
171	Yes	Acquisition Type	MLS	Bulk Sale
176	Yes	Acquisition Type	Bulk Sale	MLS
182	Yes	Acquisition Type	MLS	Bulk Sale
183	Yes	Acquisition Type	MLS	Bulk Sale
189	Yes	Acquisition Type	Bulk Sale	MLS
201	Yes	Acquisition Type	Bulk Sale	MLS
202	Yes	Acquisition Type	Bulk Sale	MLS
204	Yes	Acquisition Type	Bulk Sale	MLS
205	Yes	Acquisition Type	Bulk Sale	MLS
206	Yes	Acquisition Type	MLS	Bulk Sale
207	Yes	Acquisition Type	Bulk Sale	MLS
212	Yes	Acquisition Type	Bulk Sale	MLS
217	Yes	Acquisition Type	MLS	Bulk Sale
219	Yes	Acquisition Type	Bulk Sale	MLS
222	Yes	Acquisition Type	MLS	Bulk Sale
227	Yes	Acquisition Type	MLS	Bulk Sale
231	Yes	Acquisition Type	Bulk Sale	MLS
246	Yes	Acquisition Type	MLS	Bulk Sale
248	Yes	Acquisition Type	MLS	Bulk Sale
263	Yes	Acquisition Type	Bulk Sale	MLS
284	Yes	Acquisition Type	Bulk Sale	MLS
286	Yes	Acquisition Type	Bulk Sale	MLS
294	Yes	Acquisition Type	MLS	Auction
300	Yes	Acquisition Type	Bulk Sale	MLS
306	Yes	Acquisition Type	Bulk Sale	MLS
316	Yes	Acquisition Type	Auction	MLS
328	Yes	Acquisition Type	MLS	Bulk Sale
332	Yes	Acquisition Type	MLS	Auction
336	Yes	Acquisition Type	MLS	Bulk Sale
343	Yes	Acquisition Type	Bulk Sale	MLS
351	Yes	Acquisition Type	Bulk Sale	MLS
374	Yes	Acquisition Type	Bulk Sale	MLS
375	Yes	Acquisition Type	Bulk Sale	MLS
383	Yes	Acquisition Type	Bulk Sale	MLS
386	Yes	Acquisition Type	MLS	Bulk Sale
396	Yes	Acquisition Type	Bulk Sale	MLS
398	Yes	Acquisition Type	Bulk Sale	MLS

#	Included on the Final Data Tape?	Sample Attribute	Second Initial Data Tape Value	Source Document Value
400	Yes	Acquisition Type	Bulk Sale	MLS
401	Yes	Acquisition Type	MLS	Bulk Sale
406	Yes	Acquisition Type	MLS	Bulk Sale
408	Yes	Acquisition Type	MLS	Bulk Sale
423	Yes	Acquisition Type	MLS	Bulk Sale
425	Yes	Acquisition Type	MLS	Bulk Sale
427	Yes	Acquisition Type	MLS	Bulk Sale

Procedure 3       For each of the Updated Sample Properties included on the Final Data Tape provided by the Company, we performed the following procedures:

a)	For the MSR Onboarding Date and Acquisition Type Sample Attributes relating to the Initial Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 1 to the corresponding Sample Attribute value on the Final Data Tape and noted no differences; and

b)	For the Sample Attributes relating to the Updated Purchase and Lease Discrepancies, we compared the “Source Document Value” shown in Table 2 to the corresponding Sample Attribute value on the Final Data Tape and noted no differences; and

c)	For each Sample Attribute that did not have an Updated Purchase and Lease Discrepancy, we compared the Second Initial Data Tape to the Final Data Tape and noted no differences above the tolerances in Exhibit 1.

We make no representations as to the adequacy of the sample size, nor do we draw any conclusions about the entire Final Data Tape based on the sample size and results of the procedures performed.

Procedure 4      On the Final Data Tape, we identified 100 Properties where the Month-to-Month data attribute was equal to “Yes”. Of these 100 Properties, 23 of the Properties (the “Month to Month Sample Properties”) were part of the Updated Sample Properties. Using the MTM Support File provided by the Company, the Final Data Tape, and the methodology provided by the Company, we noted without exception that for each of the Month to Month Sample Properties:

a)	the Rented data attribute was equal to “Rented” within the Final Data Tape;

b)	the Date of Lease Expiration Sample Attribute was prior to the Property Cut-Off Date; and

c)	as indicated in the MTM Support File, the tenant had been charged and paid rent for the month of May 2022, or if rent was unpaid and overdue by more than 30 days as of the Property Cut-Off Date, the Tenant Monthly Rent Days DQ data attribute was greater than zero on the Final Data Tape.

Procedure 5     Using the information, instruction, and assumptions provided by the Company, for each of the Properties represented on the Final Data Tape, we performed the respective procedures for the fields listed in Exhibit 2. The Company provided the Final Data Tape, Supplemental Data Files and certain calculation methodologies as identified in Exhibit 2 for the purposes of comparing or recalculating each characteristic and instructed us to use these methodologies for the purpose of our procedures. We make no representations regarding the methodologies or assumptions provided to us by the Company.

In performing this procedure, we received one or more preliminary data files and performed certain procedures as set forth in Exhibit 2. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate.

We performed this procedure on the Final Data Tape, and we either (i) compared the information in the Supplemental Data Files to the Final Data Tape, as applicable or (ii) compared the recalculated values to the corresponding values on the Final Data Tape, as applicable, and, in each case, found them to be in agreement.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the accuracy of certain attributes of the collateral assets included on the Final Data Tape. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is herein referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

i)	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and

ii)	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to

Rule 17G-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

/s/PricewaterhouseCoopers LLP

Washington, DC

July 5, 2022

Exhibit 1

Sample Attribute: Lease Start Date

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Lease Start Date procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or Updated Lease Review Date (as applicable) and signed by both the tenant and property manager on or prior to the Initial Property Cut-Off Date or the Updated Property Cut-Off Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Updated Lease Review Date (as applicable) and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or Updated Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Lease Start Date Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Date of Lease Expiration

Tolerance Level: +/- 30 days

Comparison Instructions:

For the purposes of the Date of Lease Expiration procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or Updated Lease Review Date (as applicable) and signed by both the tenant and property manager on or prior to the Initial Property Cut-Off Date or the Updated Property Cut-Off Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Updated Lease Review Date (as applicable) and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or Updated Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented”, we compared the Date of Lease Expiration Sample Attribute to information available in the Relevant Lease Agreement.

Sample Attribute: Contractual Rent/Month (Rented)

Tolerance Level: +/- $30

Comparison Instructions:

For the purposes of the monthly rent procedure, for Properties where the Month-to-Month data attribute equals “No”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or Updated Lease Review Date (as applicable) and signed by both the tenant and property manager on or prior to the Initial Property Cut-Off Date or the Updated Property Cut-Off Date, as applicable.

For Properties where the Month-to-Month data attribute equals “Yes”, the “Relevant Lease Agreement” is the lease agreement, lease addendum, or lease renewal letter that was a) most recently uploaded to the Data Room by the Company as of the Initial Lease Review Date or the Updated Lease Review Date (as applicable) and b) the latest lease agreement that was entered into prior to the Initial Property Cut-Off Date or Updated Property Cut-Off Date, as applicable.

For Properties where the Rented data attribute equals “Rented,” we compared the Contractual Rent/Month (Rented) Sample Lease Attribute to the applicable monthly rent information available in the Relevant Agreement.

Sample Attribute: Acquisition Type

Tolerance Level: n/a

Comparison Instructions:

1)	If the Sample Property was included in the New Build File, compared the Acquisition Type data attribute to “New Build”.

2)	If multiple properties are listed in the purchase agreement, settlement statement, recorded deed or bid receipt, as applicable, compared the Acquisition Type Sample Attribute to “Bulk Sale”.

3)	If a bid receipt is available for the applicable Property, and only one property is listed in that bid receipt, compared the Acquisition Type Sample Attribute to “Auction”.

4)	If a purchase agreement, settlement statement, or recorded deed is available for the applicable property and only one property is listed in that purchase agreement, compared the Acquisition Type Sample Attribute to “MLS”.

Sample Attribute: MSR Onboarding Date

Tolerance Level: +/- 30 days

Comparison Instructions:

1)	If a settlement statement is available, compared the MSR Onboarding Date Sample Attribute to information available in the settlement statement. If a settlement statement is not available, then

2)	If a bid receipt is available, compared the MSR Onboarding Date Sample Attribute to information available in the bid receipt. If a bid receipt is not available, then

3)	If a purchase agreement is available, compared the MSR Onboarding Date Sample Attribute to information available in the purchase agreement.

Exhibit 2

Data Field	Procedure	Calculation	Data File(s)	Comments
Address	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Property Address)
City	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (City)
State	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (State)
Zip	Final Data Tape to Supplemental Data File electronic comparison	n/a	BPO Results File (Zip)
Closest MSA	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File
Property Type	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Condo?	Final Data Tape to Supplemental Data File electronic comparison	n/a	Property Type File
Months Since MSR Onboarding	Recalculate and compare	Recalculation: (Property Cut-Off Date - MSR Onboarding Date) / 30	Final Data Tape (MSR Onboarding Date)	Calculation rounded to the nearest integer.
Estimated Rent/Month (Not Rented)	Final Data Tape to Supplemental Data File electronic comparison	n/a	Support File Final Data Tape (Rented)	For “Rented” Properties, the Estimated Rent/Month (Not Rented) was calculated to be zero.
Original Length of Lease (months)	Recalculate and compare	Recalculation: (Date of Lease Expiration - Lease Start Date) / 30	Final Data Tape (Date of Lease Expiration, Lease Start Date, Rented)	For “Not Rented” Properties, the Original Length of Lease (months) was calculated to be zero. Calculation rounded to the nearest integer.

Data Field	Procedure	Calculation	Data File(s)	Comments
Tenant Monthly Rent Days DQ	Supplemental Data File to Final Data Tape electronic comparison	n/a	DQ Support File
Section 8 Flag (Yes/No)	Supplemental Data File to Final Data Tape electronic comparison	n/a	Support File
Estimated BPO Value	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File (As Is Market Value)
BPO Value as-of Date	Supplemental Data File to Final Data Tape electronic comparison	n/a	BPO Results File (Date)
Underwritten Rent/Month	Recalculate and compare	Recalculation: For “Rented” Properties, Contractual Rent/Month (Rented); for “Not Rented” Properties, Estimated Rent/Month (Not Rented)	Final Data Tape (Rented, Contractual Rent/Month (Rented), Estimated Rent/Month (Not Rented))
Underwritten Annual GPR	Recalculate and compare	Recalculation: Underwritten Rent/Month * 12	Final Data Tape (Underwritten Rent/Month)
Underwritten Annual Other Income	Recalculate and compare	Recalculation: Underwritten Annual GPR * (Other Income Rate – Rent Concession Rate)	Final Data Tape (Closest MSA, Underwritten Annual GPR) Underwriting File (Other Income Rate, Rent Concession Rate)	The Other Income Rate and Rent Concessions Rate are MSA-level estimates provided in the Underwriting File.
Total Underwritten Annual Gross Income	Recalculate and compare	Recalculation: Underwritten Annual GPR + Underwritten Annual Other Income	Final Data Tape (Underwritten Annual GPR, Underwritten Annual Other Income)
Underwritten Annual Vacancy	Recalculate and compare	Recalculation: Underwritten Annual GPR * (1 – Occupancy Rate)	Final Data Tape (Closest MSA, Underwritten Annual GPR) Underwriting File (Occupancy Rate)	The Occupancy Rate is an MSA-level estimate provided in the Underwriting File.

Data Field	Procedure	Calculation	Data File(s)	Comments
Underwritten Annual Credit Loss	Recalculate and compare	Recalculation: (Underwritten Annual GPR - Underwritten Annual Vacancy) * (Credit Loss Rate)	Final Data Tape (Closest MSA, Underwritten Annual GPR, Underwritten Annual Vacancy) Underwriting File (Credit Loss Rate)	The Credit Loss Rate is an MSA-level estimate provided in the Underwriting File.
Underwritten Annual Real Estate Taxes	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual Insurance Costs	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual HOA Fees	Supplemental Data File to Final Data Tape electronic comparison	n/a	Taxes, Insurance and HOA File
Underwritten Annual Repairs and Maintenance	Recalculate and compare	Recalculation: Annual Repairs and Maintenance Fee	Final Data Tape (Closest MSA) Underwriting File (Annual Repairs and Maintenance Fee)	The Annual Repairs and Maintenance Fee is an MSA-level estimate provided in the Underwriting File.
Underwritten Annual Turnover Costs	Recalculate and compare	Recalculation: Turnover Fee	Final Data Tape (Closest MSA) Underwriting File (Turnover Fee)	The Turnover Fee is an MSA-level estimate provided in the Underwriting File.
Underwritten Property Management Fees	Recalculate and compare	Recalculation: 6.75%* (Underwritten Annual GPR - Underwritten Annual Vacancy - Underwritten Annual Credit Loss)	Final Data Tape (Underwritten Annual GPR, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual Marketing and Leasing Costs	Recalculate and compare	Recalculation: $350 per property	n/a

Data Field	Procedure	Calculation	Data File(s)	Comments
Total Underwritten Annual Expenses	Recalculate and compare	Recalculation: Underwritten Annual Real Estate Taxes + Underwritten Annual Insurance Costs + Underwritten Annual HOA Fees + Underwritten Annual Repairs and Maintenance + Underwritten Annual Turnover Costs + Underwritten Property Management Fees + Underwritten Annual Marketing and Leasing Costs	Final Data Tape (Underwritten Annual Real Estate Taxes, Underwritten Annual Insurance Costs, Underwritten Annual HOA Fees, Underwritten Annual Repairs and Maintenance, Underwritten Annual Turnover Costs, Underwritten Property Management Fees, Underwritten Annual Marketing and Leasing Costs)
Underwritten Annual Net Operating Income	Recalculate and compare	Recalculation: Total Underwritten Annual Gross Income - Total Underwritten Annual Expenses - Underwritten Annual Vacancy - Underwritten Annual Credit Loss	Final Data Tape (Total Underwritten Annual Gross Income, Total Underwritten Annual Expenses, Underwritten Annual Vacancy, Underwritten Annual Credit Loss)
Underwritten Annual CapEx Reserve	Recalculate and compare	Recalculation: $750 per property	n/a
Underwritten Annual Net Cash Flow	Recalculate and compare	Recalculation: Underwritten Annual Net Operating Income - Underwritten Annual CapEx Reserve	Final Data Tape (Underwritten Annual Net Operating Income, Underwritten Annual CapEx Reserve)